Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	December 31, 2020	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Description
Assets:
Mutual Funds held in Trust Account	$29,851	$29,851	$—	$—
U.S. Treasury Securities held in Trust Account	99,983,000	99,983,000	—	—
Liabilities:
Warrant liabilities (Restated)	6,038,351	—	—	6,038,351
	$106,051,202	$100,012,851	$—	$6,038,351

Fair Value, Concentration of Risk [Table Text Block]
	At March 31, 2021	At December 31, 2020
Stock price	$10.83	$10.17
Strike price	$11.50	$11.50
Term (in years)	4.89	5.13
Volatility	24.4%	24.4%
Risk-free rate	0.84%	0.38%
Dividend yield	0.0%	0.0%

	At September 22, 2020 (Initial Measurement)	At September 30, 2020	At December 31, 2020
Stock price	$9.26	$9.14	$10.17
Strike price	$11.50	$11.50	$11.50
Term (in years)	5.42	5.38	5.13
Volatility	24.4%	24.4%	24.4%
Risk-free rate	0.33%	0.32%	0.38%
Dividend yield	0.0%	0.0%	0.0%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Public	Private Placement	Warrant Liabilities
Fair value as of July 1, 2020	$—	$—	$—
Initial measurement on September 18, 2020	7,770,722	237,630	8,008,352
Change in valuation inputs or other assumptions	(215,870)	(7,056)	(217,979)
Fair value as of September 30, 2020	7,554,852	230,574	7,790,373
Change in valuation inputs or other assumptions	(1,804,852)	52,830	(1,752,022)
Fair value as of December 31, 2020	$5,750,000	$288,351	$6,038,351

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	March 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Warrant liabilities – Public Warrants	14,550,000	14,550,000	—	—
Warrant liabilities – Private Warrants	443,775			443,775
	$14,993,775	$14,550,000	$—	$443,775